UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2013

Item 1. Reports to Stockholders

Fidelity® Government
Money Market
Fund

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Actual	.11%	$ 1,000.00	$ 1,000.10	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/13	% of fund's investments 4/30/13	% of fund's investments 10/31/12
1 - 7	44.5	65.0	58.9
8 - 30	20.8	6.2	9.1
31 - 60	5.4	4.3	6.1
61 - 90	5.1	4.8	4.8
91 - 180	16.8	6.3	10.1
> 180	7.4	13.4	11.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/13	4/30/13	10/31/12
Fidelity Government Money Market Fund	51 Days	51 Days	53 Days
Government Retail Money Market Funds Average*	52 Days	51 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/13	4/30/13	10/31/12
Fidelity Government Money Market Fund	102 Days	80 Days	92 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Asset Allocation (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
Treasury Debt 7.5%	Treasury Debt 4.8%
Government Agency Debt 46.5%	Government Agency Debt 29.2%
Repurchase Agreements 45.9%	Repurchase Agreements 66.7%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities)** (0.7)%

**Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields
	10/31/13	7/31/13	4/30/13	1/31/13	10/31/12
Fidelity Government Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2013, the most recent period shown in the table, would have been -0.30%.

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 7.5%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 7.5%
U.S. Treasury Bills
5/1/14	0.08%	$ 175,000,000	$ 174,929,611
U.S. Treasury Notes
11/15/13 to 6/15/14	0.08 to 0.21	950,000,000	952,860,026
TOTAL TREASURY DEBT (Cost $1,127,789,637)			1,127,789,637
Government Agency Debt - 46.5%

Federal Agencies - 46.5%
Fannie Mae
12/18/13 to 10/21/15	0.14 to 0.20 (b)	625,929,000	626,669,782
Federal Farm Credit Bank
1/13/15	0.16 (b)	30,000,000	29,992,793
11/27/13 to 1/12/15	0.14 to 0.23 (b)	124,000,000	123,987,933
Federal Home Loan Bank
11/1/13 to 4/16/15	0.08 to 0.25 (b)	5,098,333,000	5,098,752,629
Freddie Mac
11/4/13 to 10/16/15	0.10 to 0.23 (b)	1,107,121,000	1,107,156,637
TOTAL GOVERNMENT AGENCY DEBT (Cost $6,986,559,774)			6,986,559,774
Government Agency Repurchase Agreement - 45.9%
	Maturity Amount
In a joint trading account at 0.12% dated 10/31/13 due 11/1/13 (Collateralized by U.S. Government Obligations) #	$ 2,430,561,216	2,430,553,000
With:
Barclays Capital, Inc. at 0.1%, dated 10/17/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $172,387,183, 2.48% - 5%, 7/1/36 - 9/1/43)	169,028,167	169,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
BNP Paribas Securities Corp. at:
0.05%, dated 9/11/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $243,797,268, 2.01% - 6%, 5/1/19 - 11/1/43)	$ 239,020,581	$ 239,000,000
0.06%, dated:
10/3/13 due 11/4/13 (Collateralized by U.S. Government Obligations valued at $158,738,032, 1.85% - 6.5%, 10/1/17 - 10/1/43)	155,626,300	155,618,000
10/22/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $326,087,195, 2.39% - 6%, 1/15/20 - 7/1/43)	319,703,984	319,688,000
10/23/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $325,925,489, 2.41% - 6.5%, 4/1/16 - 10/1/43)	319,547,574	319,530,000
0.1%, dated 10/8/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $22,529,222, 2% - 6%, 5/1/41 - 8/20/42)	22,087,841	22,086,000
Credit Suisse Securities (U.S.A.) LLC at 0.12%, dated 9/10/13 due 1/8/14 (Collateralized by U.S. Government Obligations valued at $79,324,711, 5% - 8.5%, 3/25/21 - 9/25/40)	77,030,800	77,000,000
Deutsche Bank Securities, Inc. at 0.08%, dated 10/31/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $80,580,180, 2.38% - 11%, 11/1/13 - 10/1/43)	79,005,618	79,000,000
ING Financial Markets LLC at:
0.09%, dated 9/24/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $234,624,910, 3% - 7%, 10/1/26 - 9/1/43)	230,035,650	230,000,000
0.1%, dated 10/4/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $26,974,414, 3.5% - 4%, 7/1/26 - 12/1/42)	26,443,480	26,439,000
0.15%, dated 10/15/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $17,662,750, 3.5% - 4.5%, 11/1/26 - 12/1/42)	17,317,473	17,313,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.07%, dated:
9/6/13 due 11/5/13 (Collateralized by U.S. Government Obligations valued at $207,960,863, 2.81% - 4%, 2/1/42 - 10/1/43)	203,884,784	203,861,000
9/10/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $278,488,156, 2.19% - 5%, 3/1/26 - 10/1/43)	273,033,443	273,000,000
0.13%, dated 10/8/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $156,717,201, 2.44% - 4%, 9/1/28 - 11/1/43)	153,650,417	153,631,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.14%, dated 10/9/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $88,270,535, 2.32% - 3.5%, 4/1/28 - 10/1/42)	$ 86,544,114	$ 86,532,000
0.15%, dated 10/11/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $70,415,741, 3.08% - 4%, 6/1/42 - 8/1/42)	69,038,491	69,029,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.14%, dated:
8/5/13 due 11/4/13 (Collateralized by U.S. Government Obligations valued at $65,302,341, 1.96% - 6%, 10/1/25 - 9/1/43)	64,022,649	64,000,000
9/11/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $61,212,138, 2.09% - 5.5%, 10/1/25 - 9/1/43)	60,019,600	60,000,000
9/20/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at:
$35,705,831, 1.96% - 5.5%, 10/1/25 - 9/1/43	35,008,167	35,000,000
$43,867,164, 1.96% - 5.5%, 10/1/25 - 8/1/48)	43,014,548	43,000,000
10/22/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $36,721,428, 2.35% - 5.5%, 5/1/25 - 9/1/43)	36,012,740	36,000,000
0.15%, dated:
9/20/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at:
$30,605,355, 1.96% - 5.5%, 10/1/25 - 9/1/43	30,014,750	30,000,000
$39,786,962, 1.96% - 5.73%, 4/1/24 - 9/1/43)	39,021,288	39,000,000
10/22/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $36,721,531, 2.5% - 6.5%, 9/1/27 - 4/1/42)	36,018,000	36,000,000
0.17%, dated 9/9/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $42,850,722, 2.09% - 5.5%, 4/1/25 - 8/1/48)	42,024,197	42,000,000
0.18%, dated 9/4/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $17,345,029, 2.43% - 5.5%, 5/1/25 - 9/1/43)	17,011,390	17,000,000
0.2%, dated 9/3/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $64,281,063, 1.96% - 5.5%, 10/1/25 - 9/1/43)	63,063,700	63,000,000
RBC Capital Markets Corp. at:
0.06%, dated 10/23/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $162,962,745, 2.07% - 5%, 9/1/37 - 9/1/43)	159,772,988	159,765,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
RBC Capital Markets Corp. at:
0.07%, dated:
9/16/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $237,786,735, 0.5% - 6.5%, 10/1/22 - 7/1/43)	$ 233,130,195	$ 233,103,000
9/17/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $309,735,319, 0.5% - 5%, 12/1/25 - 7/1/43)	303,671,605	303,635,000
UBS Securities LLC at 0.09%, dated 10/29/13 due 11/5/13 (Collateralized by U.S. Government Obligations valued at $240,031,970, 0.98% - 3.5%, 6/15/29 - 11/15/40)	233,043,078	233,039,000
Wells Fargo Securities, LLC at 0.1%, dated:
9/16/13 due 11/12/13 (Collateralized by U.S. Government Obligations valued at $412,390,167, 0.57% - 7.13%, 2/1/17 - 11/25/43)	402,955,791	402,892,000
9/17/13 due 11/15/13 (Collateralized by U.S. Government Obligations valued at $225,158,808, 0.43% - 8.5%, 8/15/14 - 11/25/43)	220,036,056	220,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $6,888,714,000)		6,888,714,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $15,003,063,411)		15,003,063,411
NET OTHER ASSETS (LIABILITIES) - 0.1%		21,323,473
NET ASSETS - 100%		$ 15,024,386,884
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,430,553,000 due 11/01/13 at 0.12%
BNY Mellon Capital Markets LLC	$ 406,087,848
Bank of America NA	373,907,302
Deutsche Bank Securities, Inc.	79,685,163
Mizuho Securities USA, Inc.	1,570,872,687
$ 2,430,553,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $6,888,714,000) - See accompanying schedule: Unaffiliated issuers (cost $15,003,063,411)		$ 15,003,063,411
Cash		486
Receivable for fund shares sold		196,568,305
Interest receivable		7,322,051
Total assets		15,206,954,253

Liabilities
Payable for fund shares redeemed	$ 181,152,997
Distributions payable	4,649
Accrued management fee	1,408,736
Other affiliated payables	987
Total liabilities		182,567,369

Net Assets		$ 15,024,386,884
Net Assets consist of:
Paid in capital		$ 15,024,376,642
Undistributed net investment income		669
Accumulated undistributed net realized gain (loss) on investments		9,573
Net Assets, for 15,024,216,800 shares outstanding		$ 15,024,386,884
Net Asset Value, offering price and redemption price per share ($15,024,386,884 ÷ 15,024,216,800 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended October 31, 2013 (Unaudited)

Investment Income
Interest		$ 7,867,675

Expenses
Management fee	$ 27,103,486
Independent trustees' compensation	23,086
Total expenses before reductions	27,126,572
Expense reductions	(19,911,608)	7,214,964
Net investment income (loss)		652,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		6,163
Net increase in net assets resulting from operations		$ 658,874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 652,711	$ 666,347
Net realized gain (loss)	6,163	38,193
Net increase in net assets resulting from operations	658,874	704,540
Distributions to shareholders from net investment income	(652,042)	(665,728)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	23,720,439,852	31,908,829,559
Reinvestment of distributions	627,704	632,196
Cost of shares redeemed	(19,615,754,032)	(23,816,719,371)
Net increase (decrease) in net assets and shares resulting from share transactions	4,105,313,524	8,092,742,384
Total increase (decrease) in net assets	4,105,320,356	8,092,781,196

Net Assets
Beginning of period	10,919,066,528	2,826,285,332
End of period (including undistributed net investment income of $669 and $0, respectively)	$ 15,024,386,884	$ 10,919,066,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.001	.015
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.001	.015
Distributions from net investment income	- F	- F	- F	- F	(.001)	(.015)
Distributions from net realized gain	-	-	-	- F	- F	-
Total distributions	- F	- F	- F	- F	(.001)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.01%	.01%	.01%	.01%	.09%	1.48%
Ratios to Average Net Assets E
Expenses before reductions	.42% A	.42%	.42%	.42%	.42%	.45%
Expenses net of fee waivers, if any	.11% A	.19%	.16%	.26%	.35%	.45%
Expenses net of all reductions	.11% A	.19%	.16%	.26%	.35%	.44%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.10%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,024,387	$ 10,919,067	$ 2,826,285	$ 583,462	$ 700,145	$ 1,144,433

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

1. Organization.

Fidelity® Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 15,003,063,411

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Repurchase Agreements - continued

Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

4. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $19,909,595.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $3.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,010.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Government Money Market Fund

Semiannual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expense ratio ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances. The Board also noted that the fund's total expense ratio ranked above the median for 2012 because the advisors of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians to be lower than they would otherwise be, and that excluding fee waivers the fund ranked below the median.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SPU-USAN-1213
1.784869.110

Fidelity®

Money Market

Fund

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Actual	.26%	$ 1,000.00	$ 1,000.06	$ 1.31
Hypothetical A		$ 1,000.00	$ 1,023.89	$ 1.33

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/13	% of fund's investments 4/30/13	% of fund's investments 10/31/12
1 - 7	24.1	26.9	31.9
8 - 30	31.0	25.0	19.0
31 - 60	14.1	15.1	9.9
61 - 90	9.4	15.7	12.5
91 - 180	16.3	11.6	20.3
> 180	5.1	5.7	6.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/13	4/30/13	10/31/12
Fidelity® Money Market Fund	55 Days	50 Days	58 Days
All Taxable Money Market Funds Average*	49 Days	48 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/13	4/30/13	10/31/12
Fidelity® Money Market Fund	112 Days	76 Days	89 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
Certificates of Deposit 46.3%	Certificates of Deposit 38.6%
Commercial Paper 18.1%	Commercial Paper 28.0%
Variable Rate Demand Notes (VRDNs) 0.4%	Variable Rate Demand Notes (VRDNs) 0.4%
Other Notes 2.4%	Other Notes 5.9%
Treasury Debt 9.9%	Treasury Debt 9.9%
Government Agency Debt 8.4%	Government Agency Debt 2.1%
Insurance Company Funding Agreements 0.0%	Insurance Company Funding Agreements 0.2%
Other Municipal Debt 1.0%	Other Municipal Debt 0.5%
Other Instruments 0.0%	Other Instruments 0.4%
Repurchase Agreements 13.9%	Repurchase Agreements 14.8%
Net Other Assets (Liabilities)** (0.4)%	Net Other Assets (Liabilities)** (0.8)%

Current and Historical Seven-Day Yields

	10/31/13	7/31/13	4/30/13	1/31/13	10/31/12

Fidelity Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2013, the most recent period shown in the table, would have been -0.16%.

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 46.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 5.7%
Citibank NA
11/25/13 to 2/5/14	0.31 to 0.32%	$ 133,000	$ 133,000
RBS Citizens NA
11/1/13 to 11/6/13	0.20	22,000	22,000
Wells Fargo & Co.
3/12/14	0.19 (c)	7,000	7,000
			162,000
London Branch, Eurodollar, Foreign Banks - 4.9%
Commonwealth Bank of Australia
12/19/13	0.17	4,000	4,000
Credit Agricole SA
11/1/13	0.19	18,000	18,000
HSBC Bank PLC
12/9/13	0.23	12,000	12,000
Mizuho Corporate Bank Ltd.
11/27/13	0.28	27,000	27,000
National Australia Bank Ltd.
2/21/14 to 4/8/14	0.20 to 0.25 (c)	80,000	80,000
			141,000
New York Branch, Yankee Dollar, Foreign Banks - 35.7%
Bank of Montreal Chicago CD Program
12/10/13 to 7/15/14	0.18 to 0.22 (c)	43,000	43,000
Bank of Nova Scotia
12/27/13 to 4/10/14	0.20 to 0.30 (c)	90,000	90,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/12/13 to 4/2/14	0.25 to 0.72 (c)	130,000	130,019
BNP Paribas New York Branch
12/6/13 to 12/11/13	0.21 to 0.22	18,000	18,000
Canadian Imperial Bank of Commerce
4/2/14 to 7/14/14	0.23 to 0.30 (c)	53,000	53,000
Credit Industriel et Commercial
11/5/13 to 11/7/13	0.15	32,000	32,000
Credit Suisse
1/7/14 to 2/10/14	0.29 to 0.30 (c)	27,000	27,000
Deutsche Bank AG New York Branch
12/27/13	0.21	13,000	13,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
DnB NOR Bank ASA
1/31/14	0.20%	$ 5,000	$ 5,001
Fortis Bank New York Branch
12/18/13	0.21	12,000	12,000
KBC Bank NV
11/1/13 to 11/7/13	0.22	67,000	67,000
Mitsubishi UFJ Trust & Banking Corp.
2/21/14	0.32	3,000	3,000
Mizuho Corporate Bank Ltd.
12/13/13 to 3/7/14	0.20 to 0.26	66,000	66,000
Natexis Banques Populaires New York Branch
11/1/13 to 11/6/13	0.14 to 0.21	90,000	90,000
National Bank of Canada
1/9/14 to 4/17/14	0.30 to 0.34 (c)	78,000	77,994
Royal Bank of Canada
6/3/14	0.23 (c)	10,000	10,000
Skandinaviska Enskilda Banken
3/20/14	0.24	10,000	10,000
Sumitomo Mitsui Banking Corp.
11/5/13 to 4/15/14	0.22 to 0.31 (c)	135,000	135,000
Sumitomo Mitsui Trust Banking Ltd.
11/5/13 to 3/6/14	0.26 to 0.27	63,000	63,000
Svenska Handelsbanken, Inc.
12/5/13 to 12/11/13	0.17	11,000	11,000
Toronto-Dominion Bank
11/15/13 to 4/8/14	0.21 to 0.22 (c)	33,000	33,000
UBS AG
4/30/14	0.26 (c)	24,000	24,000
			1,013,014
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,316,014)			1,316,014
Financial Company Commercial Paper - 12.4%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
12/3/13 to 2/5/14	0.24	13,000	12,995
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Barclays U.S. Funding Corp.
11/1/13	0.11%	$ 6,000	$ 6,000
BNP Paribas Finance, Inc.
12/2/13 to 2/4/14	0.22 to 0.24	30,000	29,987
Commonwealth Bank of Australia
12/20/13 to 3/28/14	0.25 to 0.26 (c)	31,000	31,006
Credit Suisse
4/1/14 to 4/7/14	0.28	15,000	14,982
DNB Bank ASA
1/13/14 to 1/21/14	0.22	20,000	19,991
General Electric Capital Corp.
12/23/13 to 5/2/14	0.22	15,000	14,992
ING U.S. Funding LLC (ING Bank NV Guaranteed)
11/14/13	0.20	35,000	34,997
JPMorgan Chase & Co.
11/26/13 to 3/7/14	0.27 to 0.30 (c)	79,000	78,996
Nationwide Building Society
11/12/13 to 1/3/14	0.23	26,000	25,996
Skandinaviska Enskilda Banken AB
12/18/13 to 3/25/14	0.22 to 0.24	46,000	45,964
Swedbank AB
2/10/14	0.24	20,000	19,987
Toronto Dominion Holdings (U.S.A.)
11/18/13 to 2/18/14	0.23 to 0.25	15,000	14,994
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $350,887)			350,887
Asset Backed Commercial Paper - 3.0%

Ciesco LP (Citibank NA Guaranteed)

11/1/13	0.30	26,000	26,000
12/16/13	0.29	5,000	4,998
2/3/14	0.31	6,000	5,995
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
1/6/14	0.20	14,000	13,995
Asset Backed Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Govco, Inc. (Liquidity Facility Citibank NA)
11/1/13	0.30%	$ 1,000	$ 1,000
11/14/13	0.30	1,000	1,000
11/15/13	0.30	3,000	3,000
11/4/13	0.30	5,000	5,000
11/5/13	0.30	1,000	1,000
12/12/13	0.29	3,000	2,999
12/19/13	0.28	8,000	7,997
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
1/14/14	0.25	12,000	11,994
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $84,978)			84,978
Other Commercial Paper - 2.7%

AT&T, Inc.
11/15/13 to 11/19/13	0.27 to 0.29	9,000	8,999
Comcast Corp.
11/8/13 to 11/22/13	0.27 to 0.29	7,000	6,999
Credit Suisse
12/5/13	0.27 (c)	16,000	16,000
CVS Caremark Corp.
11/14/13 to 11/22/13	0.28 to 0.33	2,000	2,000
Devon Energy Corp.
12/2/13	0.32 (c)	14,500	14,500
Dominion Resources, Inc.
11/20/13	0.28	2,000	2,000
PNC Bank NA
4/17/14	0.27	3,000	3,000
Sempra Global
11/19/13	0.32	2,000	2,000
Tesco Treasury Services PLC
11/8/13 to 11/14/13	0.25	7,000	7,000
The Coca-Cola Co.
5/2/14	0.19	4,000	3,996
Toyota Motor Credit Corp.
3/13/14	0.21 (c)	10,000	10,000
Other Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
TOTAL OTHER COMMERCIAL PAPER (Cost $76,494)			$ 76,494
Treasury Debt - 9.9%

U.S. Treasury Obligations - 9.9%
U.S. Treasury Bills
12/26/13 to 10/16/14	0.10 to 0.16% (f)	$ 86,850	86,783
U.S. Treasury Notes
11/15/13 to 9/30/14	0.10 to 0.21	194,000	194,912
TOTAL TREASURY DEBT (Cost $281,695)			281,695
Other Note - 2.4%

Bank Notes - 1.2%
Bank of America NA
11/1/13 to 11/25/13	0.22 to 0.23	35,000	35,000
Medium-Term Notes - 1.2%
Dominion Resources, Inc.
11/21/13	0.37 (b)(c)	8,000	8,000
Svenska Handelsbanken AB
4/15/14 to 4/25/14	0.26 to 0.28 (b)(c)	26,000	26,000
			34,000
TOTAL OTHER NOTE (Cost $69,000)			69,000
Variable Rate Demand Note - 0.4%

Delaware - 0.4%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
Cost ($11,700) 11/7/13	0.18 (c)	11,700	11,700
Government Agency Debt - 8.4%

Federal Agencies - 8.4%
Fannie Mae
9/11/14 to 10/21/15	0.16 (c)	49,000	48,991
Government Agency Debt - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - continued
Federal Home Loan Bank
2/28/14 to 10/23/15	0.10 to 0.25% (c)	$ 102,580	$ 102,574
Freddie Mac
6/26/15 to 10/16/15	0.16 to 0.17 (c)	88,000	87,991
TOTAL GOVERNMENT AGENCY DEBT (Cost $239,556)			239,556
Other Municipal Debt - 1.0%

New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.35% tender 12/4/13, CP mode (d)	14,100	14,100
Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14	12,900	13,091
TOTAL OTHER MUNICIPAL DEBT (Cost $27,191)		27,191
Government Agency Repurchase Agreement - 5.4%
	Maturity Amount (000s)
In a joint trading account at 0.12% dated 10/31/13 due 11/1/13 (Collateralized by U.S. Government Obligations) #	$ 740	740
With:
BNP Paribas Securities Corp. at:
0.1%, dated 10/8/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $4,423,337, 1.63% - 6%, 10/20/24 - 5/20/42)	4,336	4,336
0.13%, dated 10/9/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $12,210,415, 2% - 6%, 5/20/40 - 5/1/41)	11,971	11,970
ING Financial Markets LLC at:
0.1%, dated 10/4/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $5,306,956, 4.5%, 11/1/26)	5,203	5,202
0.15%, dated 10/15/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $3,406,852, 3.5%, 6/1/43)	3,339	3,338
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.14%, dated 10/9/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $17,168,136, 3%, 7/1/27)	$ 16,832	$ 16,830
0.15%, dated 10/11/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $13,673,277, 3.5%, 10/1/26)	13,406	13,404
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.14%, dated:
8/5/13 due 11/4/13 (Collateralized by U.S. Government Obligations valued at $14,284,887, 1.96% - 5.5%, 10/1/25 - 7/1/43)	14,005	14,000
9/11/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $12,242,428, 2.09% - 5.5%, 10/1/25 - 9/1/43)	12,004	12,000
9/20/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at:
$7,141,167, 2.5% - 5.5%, 10/1/25 - 9/1/43	7,002	7,000
$9,181,500, 1.35% - 5.5%, 10/1/25 - 2/1/44)	9,003	9,000
10/22/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $7,140,278, 2.09% - 5.5%, 10/1/25 - 9/1/43)	7,002	7,000
0.15%, dated:
9/20/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at:
$6,121,284, 2.43% - 5.5%, 10/1/25 - 9/1/43	6,003	6,000
$8,161,428, 1.96% - 5.5%, 10/1/25 - 9/1/43)	8,004	8,000
10/22/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $7,140,298, 2.43% - 5.73%, 4/1/24 - 6/1/42)	7,004	7,000
0.17%, dated 9/9/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $9,182,298, 1.96% - 6%, 10/1/25 - 9/1/43)	9,005	9,000
0.18%, dated 9/4/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $4,081,184, 2.09% - 5.5%, 2/1/27 - 9/1/43)	4,003	4,000
0.2%, dated 9/3/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $13,264,347, 1.96% - 5%, 10/1/25 - 9/1/41)	13,013	13,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $151,820)		151,820
Other Repurchase Agreement - 8.5%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 8.5%
With:
BNP Paribas Securities Corp. at:
0.27%, dated 10/10/13 due 11/7/13 (Collateralized by Corporate Obligations valued at $3,150,521, 5.63%, 7/1/20)	$ 3,001	$ 3,000
0.46%, dated 10/7/13 due 11/6/13 (Collateralized by Corporate Obligations valued at $1,077,239, 0.69% - 11.25%, 3/31/16 - 9/15/37)	1,000	1,000
Citigroup Global Markets, Inc. at:
0.82%, dated 9/27/13 due 11/26/13 (Collateralized by Corporate Obligations valued at $1,100,265, 2.13%, 1/15/23)	1,001	1,000
0.85%, dated 10/18/13 due 1/16/14 (Collateralized by Corporate Obligations valued at $4,321,429, 0.75% - 7.5%, 10/15/15 - 12/15/43)	4,009	4,000
1.01%, dated 7/26/13 due 1/22/14 (Collateralized by Corporate Obligations valued at $4,340,655, 0.65% - 6.45%, 3/13/32 - 1/15/49)	4,020	4,000
Credit Suisse Securities (U.S.A.) LLC at:
0.21%, dated 10/30/13 due 11/6/13 (Collateralized by U.S. Government Obligations valued at $4,120,217, 0.41% - 1.17%, 10/16/48 - 10/16/53)	4,000	4,000
0.64%, dated:
10/7/13 due 1/6/14 (Collateralized by Corporate Obligations valued at $3,243,609, 0.31% - 0.63%, 4/25/36 - 5/25/37)	3,005	3,000
10/15/13 due 1/10/14 (Collateralized by Corporate Obligations valued at $5,403,843, 6.05%, 12/10/49)	5,008	5,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by U.S. Government Obligations valued at $3,127,337, 0.82% - 5.05%, 7/25/35 - 10/16/47)	3,011	3,000
10/22/13 due 4/21/14 (Collateralized by Corporate Obligations valued at $3,244,944, 0.72% - 5.53%, 3/15/19 - 3/12/51)	3,011	3,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by U.S. Government Obligations valued at $4,180,488, 0.4% - 6.5%, 11/25/32 - 10/16/53)	4,015	4,000
0.75%, dated 7/25/13 due 1/21/14 (Collateralized by Corporate Obligations valued at $1,082,702, 0.55% - 7.55%, 4/15/27 - 6/25/36)	1,004	1,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Corporate Obligations valued at $9,756,932, 0.41% - 5.73%, 2/25/32 - 6/15/49)	9,035	9,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Deutsche Bank Securities, Inc. at 0.27%, dated 10/22/13 due 11/7/13 (Collateralized by Equity Securities valued at $4,320,340)	$ 4,001	$ 4,000
ING Financial Markets LLC at:
0.24%, dated 10/31/13 due 11/1/13 (Collateralized by Equity Securities valued at $28,080,227)	26,000	26,000
0.29%, dated 10/31/13 due 11/1/13 (Collateralized by Corporate Obligations valued at $9,668,379, 3.4% - 8.75%, 11/1/18 - 4/10/23)	9,000	9,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 9/16/13 due 1/29/14 (Collateralized by Equity Securities valued at $3,262,971)	3,006	3,000
0.6%, dated:
4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $5,452,749)	5,017	5,000
10/17/13 due 2/14/14 (Collateralized by Corporate Obligations valued at $5,437,097, 3.13%, 5/1/32)	5,010	5,000
0.61%, dated 8/9/13 due 12/9/13 (Collateralized by Corporate Obligations valued at $5,442,864, 3.75%, 10/1/14)	5,010	5,000
0.62%, dated:
10/8/13 due 5/6/14 (Collateralized by Corporate Obligations valued at $5,437,723, 2%, 12/15/43)	5,018	5,000
10/18/13 due 3/17/14 (Collateralized by Corporate Obligations valued at $5,436,658, 2%, 12/15/43)	5,013	5,000
J.P. Morgan Securities, Inc. at:
0.22%, dated 10/30/13 due 11/6/13 (Collateralized by U.S. Government Obligations valued at $5,150,253, 5%, 4/25/42)	5,000	5,000
0.61%, dated:
7/16/13 due 11/13/13 (Collateralized by Mortgage Loan Obligations valued at $5,412,317, 5.81%, 6/15/49)	5,010	5,000
10/29/13 due 1/29/14 (Collateralized by Mortgage Loan Obligations valued at $3,241,326, 5.81%, 6/15/49)	3,011	3,000
0.62%, dated 10/7/13 due 1/29/14 (Collateralized by Mortgage Loan Obligations valued at $9,727,011, 5.81%, 6/15/49)	9,033	9,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at: - continued
0.65%, dated 7/19/13 due 1/29/14 (Collateralized by Mortgage Loan Obligations valued at $12,984,969, 5.41% - 5.81%, 5/15/47 - 6/15/49)	$ 12,058	$ 12,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.25%, dated 10/30/13 due 11/6/13 (Collateralized by U.S. Government Obligations valued at $10,300,143, 4.5%, 1/15/43)	10,000	10,000
0.56%, dated:
10/29/13 due 11/5/13 (Collateralized by Mortgage Loan Obligations valued at $5,385,723, 0% - 4.84%, 12/6/13 - 1/20/47) (c)(e)	5,001	5,000
10/31/13 due 11/1/13 (Collateralized by Mortgage Loan Obligations valued at $2,160,034, 0.6% - 0.64%, 8/25/36 - 7/25/37)	2,000	2,000
0.73%, dated 10/7/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $9,677,254, 2% - 6.5%, 11/15/13 - 4/1/18)	9,005	9,000
0.85%, dated 10/8/13 due 12/13/13 (Collateralized by Corporate Obligations valued at $3,241,801, 0% - 2.95%, 4/25/35 - 1/20/47)	3,005	3,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.25%, dated 10/10/13 due 11/7/13 (Collateralized by Corporate Obligations valued at $2,100,322, 1.38% - 5.88%, 1/21/14 - 4/14/16)	2,000	2,000
0.28%, dated:
10/1/13 due 11/1/13 (Collateralized by Equity Securities valued at $1,080,302)	1,000	1,000
10/3/13 due 11/4/13 (Collateralized by Equity Securities valued at $2,160,498)	2,000	2,000
10/7/13 due 11/7/13 (Collateralized by Equity Securities valued at $2,160,426)	2,000	2,000
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
10/18/13 due 11/1/13 (Collateralized by Equity Securities valued at $1,080,063)	1,000	1,000
10/21/13 due 11/4/13 (Collateralized by Equity Securities valued at $3,240,326)	3,000	3,000
10/22/13 due 11/5/13 (Collateralized by Equity Securities valued at $2,160,359)	2,000	2,000
10/30/13 due 11/7/13 (Collateralized by Equity Securities valued at $2,160,058)	2,000	2,000
10/31/13 due 11/7/13 (Collateralized by Equity Securities valued at $2,160,183)	2,000	2,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at: - continued
0.52%, dated 10/31/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $2,097,309, 5% - 7.53%, 4/15/36 - 8/15/40)	$ 2,001	$ 2,000
0.92%, dated 10/23/13 due 1/21/14 (Collateralized by Corporate Obligations valued at $2,427,061, 1.67%, 10/1/37)	2,005	2,000
0.93%, dated:
8/1/13 due 11/4/13 (Collateralized by Corporate Obligations valued at $3,909,330, 1.67%, 10/1/37)	3,007	3,000
8/12/13 due 11/12/13 (Collateralized by Corporate Obligations valued at $2,425,020, 1.67%, 10/1/37)	2,005	2,000
0.94%, dated 9/4/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $5,488,523, 0% - 1.67%, 10/1/37 - 5/25/42)	5,012	5,000
1.1%, dated:
9/9/13 due 1/9/14 (Collateralized by Corporate Obligations valued at $2,145,195, 1.37% - 6.77%, 6/1/33 - 4/16/54)	2,007	2,000
10/30/13 due 2/27/14 (Collateralized by U.S. Government Obligations valued at $2,150,705, 1.67% - 6.42%, 3/25/36 - 8/15/54)	2,007	2,000
RBC Capital Markets Co. at:
0.25%, dated 10/25/13 due 11/1/13 (Collateralized by U.S. Government Obligations valued at $2,040,100, 3.5% - 4.5%, 11/1/31 - 9/1/43)	2,000	2,000
0.31%, dated 9/24/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $4,121,348, 3% - 6.42%, 1/15/36 - 12/15/41)	4,003	4,000
RBS Securities, Inc. at 0.5%, dated 10/30/13 due 11/6/13 (Collateralized by U.S. Government Obligations valued at $5,103,599, 4.5%, 11/1/43)	5,000	5,000
SG Americas Securities, LLC at:
0.24%, dated 10/31/13 due 11/7/13 (Collateralized by Equity Securities valued at $5,400,067)	5,000	5,000
0.27%, dated 10/25/13 due 11/1/13 (Collateralized by Equity Securities valued at $5,400,296)	5,000	5,000
0.28%, dated:
10/29/13 due 11/5/13 (Collateralized by Equity Securities valued at $3,240,078)	3,000	3,000
10/30/13 due 11/6/13 (Collateralized by Equity Securities valued at $3,240,071)	3,000	3,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at 0.44%, dated:
10/8/13 due 11/7/13 (Collateralized by Corporate Obligations valued at $3,241,870, 1.5% - 6%, 5/15/16 - 6/1/18)	$ 3,003	$ 3,000
10/15/13 due 11/7/13 (Collateralized by Corporate Obligations valued at $2,145,915, 1.13% - 6%, 11/15/14 - 2/15/33)	2,002	2,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $242,000)		242,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $2,851,335)		2,851,335
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(11,245)
NET ASSETS - 100%		$ 2,840,090
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,000,000 or 1.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.

(f) Security or portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $17,000,000 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $17,000,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$740,000 due 11/01/13 at 0.12%
BNY Mellon Capital Markets LLC	$ 124
Bank of America NA	114
Deutsche Bank Securities, Inc.	24
Mizuho Securities USA, Inc.	478
$ 740
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $393,820) - See accompanying schedule: Unaffiliated issuers (cost $2,851,335)		$ 2,851,335
Cash		6
Receivable for fund shares sold		9,700
Interest receivable		1,471
Other receivables		165
Total assets		2,862,677

Liabilities
Payable for fund shares redeemed	$ 4,822
Distributions payable	2
Accrued management fee	591
Payable for reverse repurchase agreement	17,000
Other affiliated payables	7
Other payables and accrued expenses	165
Total liabilities		22,587

Net Assets		$ 2,840,090
Net Assets consist of:
Paid in capital		$ 2,840,201
Distributions in excess of net investment income		(111)
Net Assets, for 2,839,197 shares outstanding		$ 2,840,090
Net Asset Value, offering price and redemption price per share ($2,840,090 ÷ 2,839,197 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2013 (Unaudited)

Investment Income
Interest		$ 3,979

Expenses
Management fee	$ 6,022
Independent trustees' compensation	5
Total expenses before reductions	6,027
Expense reductions	(2,211)	3,816
Net investment income (loss)		163
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18
Net increase in net assets resulting from operations		$ 181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 163	$ 327
Net realized gain (loss)	18	53
Net increase in net assets resulting from operations	181	380
Distributions to shareholders from net investment income	(164)	(320)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	714,091	1,184,961
Reinvestment of distributions	155	304
Cost of shares redeemed	(770,190)	(1,676,858)
Net increase (decrease) in net assets and shares resulting from share transactions	(55,944)	(491,593)
Total increase (decrease) in net assets	(55,927)	(491,533)

Net Assets
Beginning of period	2,896,017	3,387,550
End of period (including distributions in excess of net investment income of $111 and distributions in excess of net investment income of $110, respectively)	$ 2,840,090	$ 2,896,017

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.002	.021
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.002	.021
Distributions from net investment income	- F	- F	- F	- F	(.002)	(.021)
Distributions from net realized gain	-	-	-	- F	- F	-
Total distributions	- F	- F	- F	- F	(.002)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.01%	.01%	.01%	.03%	.24%	2.10%
Ratios to Average Net Assets E
Expenses before reductions	.42% A	.42%	.42%	.42%	.43%	.44%
Expenses net of fee waivers, if any	.26% A	.36%	.37%	.41%	.43%	.44%
Expenses net of all reductions	.26% A	.36%	.37%	.41%	.43%	.44%
Net investment income (loss)	.01% A	.01%	.01%	.03%	.26%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$ 2,840	$ 2,896	$ 3,388	$ 4,197	$ 6,457	$ 8,876

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Semiannual Report

2. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 2,851,335

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (18)

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive

Semiannual Report

2. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

interest and dividend payments on the securities sold during the term of the reverse repurchase agreement.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 34,545.39%

4. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $2,193.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $18.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Money Market Fund

Semiannual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expense ratio ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances. The Board also noted that the fund's total expense ratio ranked above the median for 2012, as it did for 2011, because the advisors of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians to be lower than they would otherwise be, and that excluding fee waivers the fund ranked below the median.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SPM-USAN-1213
1.784868.110

Fidelity®

Treasury Money Market
Fund

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary/Performance	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 2, 2013 to October 31, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value October 31, 2013	Expenses Paid During Period
Actual	.06%	$ 1,000.00	$ 1,000.03	$ .20 C
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .31D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period July 2, 2013 to October 31, 2013).

D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/13
1 - 7	81.1
8 - 30	0.7
31 - 60	0.5
61 - 90	2.2
91 - 180	5.4
> 180	10.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
10/31/13
Fidelity Treasury Money Market Fund	32 Days
Treasury Retail Money Market Funds Average*	55 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
10/31/13
Fidelity Treasury Money Market Fund	32 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Asset Allocation (% of fund's net assets)
As of October 31, 2013
Treasury Debt 17.0%
Repurchase Agreements 82.5%
Net Other Assets (Liabilities) 0.5%

Semiannual Report

Investment Summary/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields

	10/31/13	7/31/13

Fidelity Treasury Money Market Fund	0.01%	0.01%

Yield refers to income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2013, the most recent period shown in the table, would have been -0.35%.

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 17.0%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 17.0%
U.S. Treasury Bills
1/9/14 to 2/20/14	0.07 to 0.13%	$ 621,000	$ 620,838
U.S. Treasury Notes
11/15/13 to 9/30/14	0.08 to 0.17	4,470,000	4,499,318
TOTAL TREASURY DEBT (Cost $5,120,156)			5,120,156
Treasury Repurchase Agreement - 82.5%
	Maturity Amount
In a joint trading account at 0.09% dated 10/31/13 due 11/1/13 (Collateralized by U.S. Treasury Obligations) #	$ 21,006,055	21,006,000
With:
Barclays Capital, Inc. at:
0.05%, dated 10/25/13 due 11/1/13 (Collateralized by U.S. Treasury Obligations valued at $567,166, 0.13% - 2.38%, 12/31/13 - 2/28/15)	556,005	556,000
0.07%, dated 10/29/13 due 1/31/14 (Collateralized by U.S. Treasury Obligations valued at $564,136, 0.13%, 12/31/13)	553,101	553,000
BNP Paribas Securities Corp. at:
0.04%, dated 9/11/13 due 11/7/13 (Collateralized by U.S. Treasury Obligations valued at $273,436, 2.25% - 8.13%, 5/31/14 - 2/15/23)	268,018	268,000
0.05%, dated 10/2/13 due 11/7/13 (Collateralized by U.S. Treasury Obligations valued at $591,372, 0% - 9.88%, 12/12/13 - 2/15/43)	579,074	579,000
0.06%, dated 10/23/13 due 11/7/13 (Collateralized by U.S. Treasury Obligations valued at $390,889, 0% - 7.13%, 1/2/14 - 2/15/43)	382,057	382,000
0.07%, dated 10/4/13 due 11/4/13 (Collateralized by U.S. Treasury Obligations valued at $382,540, 4.5% - 8.13%, 2/15/16 - 2/15/23)	375,023	375,000
0.09%, dated 10/8/13 due 11/7/13 (Collateralized by U.S. Treasury Obligations valued at $153,884, 2.25% - 8.13%, 5/31/14 - 2/15/39)	150,011	150,000
Treasury Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
BNP Paribas Securities Corp. at: - continued
0.15%, dated 10/10/13 due 11/7/13 (Collateralized by U.S. Treasury Obligations valued at $252,070, 3.5% - 8.13%, 2/15/16 - 2/15/39)	$ 247,034	$ 247,000
Goldman Sachs & Co. at 0.08%, dated 11/1/13 due 11/7/13 (b)	760,010	760,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $24,876,000)		24,876,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $29,996,156)		29,996,156
NET OTHER ASSETS (LIABILITIES) - 0.5%		164,946
NET ASSETS - 100%		$ 30,161,102
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$21,006,000 due 11/01/13 at 0.09%
BNP Paribas Securities Corp.	$ 867,632
Credit Suisse Securities (USA) LLC	3,754,356
Deutsche Bank Securities, Inc.	7,473,673
J.P. Morgan Securities, Inc.	1,251,452
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,502,904
RBC Capital Markets Corp.	2,252,614
RBS Securities, Inc.	1,001,162
UBS Securities LLC	150,174
Wells Fargo Securities LLC	1,752,033
$ 21,006,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $24,876,000) - See accompanying schedule: Unaffiliated issuers (cost $29,996,156)		$ 29,996,156
Receivable for fund shares sold		1,856,999
Interest receivable		21,437
Total assets		31,874,592

Liabilities
Payable to custodian bank	$ 404
Payable for investments purchased	760,000
Payable for fund shares redeemed	951,806
Distributions payable	22
Accrued management fee	1,258
Total liabilities		1,713,490

Net Assets		$ 30,161,102
Net Assets consist of:
Paid in capital		$ 30,161,080
Undistributed net investment income		4
Accumulated undistributed net realized gain (loss) on investments		18
Net Assets, for 30,161,080 shares outstanding		$ 30,161,102
Net Asset Value, offering price and redemption price per share ($30,161,102 ÷ 30,161,080 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period July 2, 2013 (commencement of operations) to October 31, 2013 (Unaudited)

Investment Income
Interest		$ 2,370

Expenses
Management fee	$ 13,868
Independent trustees' compensation	6
Total expenses before reductions	13,874
Expense reductions	(11,837)	2,037
Net investment income (loss)		333
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18
Net increase in net assets resulting from operations		$ 351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period July 2, 2013 (commencement of operations) to October 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 333
Net realized gain (loss)	18
Net increase in net assets resulting from operations	351
Distributions to shareholders from net investment income	(329)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	40,521,704
Reinvestment of distributions	306
Cost of shares redeemed	(10,360,930)
Net increase (decrease) in net assets and shares resulting from share transactions	30,161,080
Total increase (decrease) in net assets	30,161,102

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $4)	$ 30,161,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended October 31, 2013 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-
Distributions from net investment income F	-
Net asset value, end of period	$ 1.00
Total Return B, C	-%
Ratios to Average Net Assets E
Expenses before reductions	.42% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,161

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period July 2, 2013 (commencement of operations) to October 31, 2013.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

1. Organization.

Fidelity® Treasury Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Semiannual Report

2. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 29,996,156

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

4. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $11,837.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Treasury Money Market Fund

On March 14, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven money market selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed all-inclusive management fee, noting that FMR will bear all operating expenses of the fund, except fees and expenses of the Independent Trustees, interest, taxes, brokerage commissions, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The Board noted that the fund's proposed all-inclusive management fee rate is above the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also noted that because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the Board also considered an estimated hypothetical "net management fee," which is derived by subtracting estimated payments to be made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's proposed all-inclusive fee. The Board noted that the fund's estimated hypothetical net management fee is below the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. In this regard, the Board also considered that net management fees can vary from year to year because of differences in non-management expenses. The Board also noted that the fund's projected total expenses would rank below median compared to competitive funds/classes.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FTM-USAN-1213
1.964320.100

Fidelity®

Treasury Only Money Market
Fund
(formerly Fidelity U.S. Treasury Money Market Fund)

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Actual	.06%	$ 1,000.00	$ 1,000.10	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/13	% of fund's investments 4/30/13	% of fund's investments 10/31/12
1 - 7	5.5	10.6	10.6
8 - 30	36.8	31.1	45.0
31 - 60	15.7	10.5	15.3
61 - 90	24.5	28.6	12.2
91 - 180	15.0	19.2	14.3
> 180	2.5	0.0	2.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/13	4/30/13	10/31/12
Fidelity Treasury Only Money Market Fund	56 Days	53 Days	50 Days
Treasury Retail Money Market Funds Average*	55 Days	55 Days	53 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/13	4/30/13	10/31/12
Fidelity Treasury Only Money Market Fund	56 Days	53 Days	50 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
Treasury Debt 99.7%	Treasury Debt 111.8%
Net Other Assets (Liabilities) 0.3%	Net Other Assets (Liabilities)** (11.8)%

** Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields
	10/31/13	7/31/13	4/30/13	1/31/13	10/31/12
Fidelity Treasury Only Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2013, the most recent period shown in the table, would have been -0.35%.

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 99.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bills
11/7/13 to 4/24/14	0.03 to 0.14%	$ 3,118,658	$ 3,118,398
U.S. Treasury Notes
11/15/13 to 5/31/14	0.02 to 0.11	2,232,500	2,238,224
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,356,622)	5,356,622
NET OTHER ASSETS (LIABILITIES) - 0.3%	15,876
NET ASSETS - 100%	$ 5,372,498
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,356,622)		$ 5,356,622
Receivable for fund shares sold		9,004
Interest receivable		16,114
Total assets		5,381,740

Liabilities
Payable for fund shares redeemed	$ 9,028
Distributions payable	4
Accrued management fee	207
Other affiliated payables	3
Total liabilities		9,242

Net Assets		$ 5,372,498
Net Assets consist of:
Paid in capital		$ 5,372,382
Accumulated undistributed net realized gain (loss) on investments		116
Net Assets, for 5,371,740 shares outstanding		$ 5,372,498
Net Asset Value, offering price and redemption price per share ($5,372,498 ÷ 5,371,740 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended October 31, 2013 (Unaudited)

Investment Income
Interest		$ 2,008

Expenses
Management fee	$ 12,054
Independent trustees' compensation	11
Interest	1
Total expenses before reductions	12,066
Expense reductions	(10,366)	1,700
Net investment income (loss)		308
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7
Net increase in net assets resulting from operations		$ 315

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 308	$ 604
Net realized gain (loss)	7	102
Net increase in net assets resulting from operations	315	706
Distributions to shareholders from net investment income	(308)	(603)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,308,460	2,278,038
Reinvestment of distributions	285	550
Cost of shares redeemed	(1,604,205)	(2,654,274)
Net increase (decrease) in net assets and shares resulting from share transactions	(295,460)	(375,686)
Total increase (decrease) in net assets	(295,453)	(375,583)

Net Assets
Beginning of period	5,667,951	6,043,534
End of period	$ 5,372,498	$ 5,667,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.007
Distributions from net investment income	- F	- F	- F	- F	- F	(.007)
Distributions from net realized gain	-	-	-	-	- F	-
Total distributions	- F	- F	- F	- F	- F	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.01%	.01%	.01%	.01%	.02%	.75%
Ratios to Average Net Assets E
Expenses before reductions	.42% A	.42%	.42%	.42%	.42%	.45%
Expenses net of fee waivers, if any	.06% A	.10%	.05%	.17%	.27%	.45%
Expenses net of all reductions	.06% A	.10%	.05%	.17%	.27%	.45%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.58%
Supplemental Data
Net assets, end of period (in millions)	$ 5,372	$ 5,668	$ 6,044	$ 4,722	$ 5,196	$ 8,413

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Treasury Only Money Market Fund (formerly Fidelity® U.S. Treasury Money Market Fund) (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 5,356,622

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the

Semiannual Report

2. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $280,000 and the weighted average interest rate was .10% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Other. During the period, FMR reimbursed the Fund for certain losses in the amount of $4.

4. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $10,348.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $18.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Treasury Only Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Treasury Only Money Market Fund

Semiannual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TMM-USAN-1213
1.784870.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 20, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 20, 2013